Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

Pay Versus Performance Year(1)	Summary compensation table total for PEO	Compensation actually paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO named executive officers	Average Compensation Actually Paid to non-PEO named executive officers(1)(2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Net Income
2024	$888,391	$872,366	$511,960	$497,066	$135.60	$26,727,000
2023	$722,253	$715,362	$422,686	$417,862	$107.40	$21,261,000
2022	$646,206	$678,579	$401,701	$428,680	$102.02	$23,640,000

(1)	For each of the years presented above, our PEO was Mr. Potes, and our Non-PEO NEOs were Mr. Burke and Mr. Henion.
(2)	The table below details amounts deducted and added to calculate Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the Non-PEO NEOs.

	PEO			Average for Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
Total compensation per Summary Compensation Table (“SCT”)	$888,391	$722,253	$646,206	$511,960	$422,686	$401,701
Less the value of stock grants reported in the SCT, respectively	$157,136	$94,068	$91,200	$66,011	$40,200	$38,975
Plus year-end value of stock grants awarded in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year	$114,440	$92,148	$114,405	$48,897	$39,378	$56,391
Plus the change in fair value of prior year awards that are outstanding and unvested as of the end of the covered fiscal year	$44,951	$1,955	$10,098	$10,425	$465	$10,494
Plus the change in fair value as of the vesting date of prior year awards that vested at the end of or during the covered fiscal year	$(18,280)	$(6,926)	$(930)	$(8,205)	$(4,467)	$(930)
Compensation actually paid for year shown	$872,366	$715,362	$678,579	$497,066	$417,862	$428,680

Named Executive Officers, Footnote
(1)	For each of the years presented above, our PEO was Mr. Potes, and our Non-PEO NEOs were Mr. Burke and Mr. Henion.

PEO Total Compensation Amount	$ 888,391	$ 722,253	$ 646,206
PEO Actually Paid Compensation Amount	$ 872,366	715,362	678,579
Adjustment To PEO Compensation, Footnote
(2)	The table below details amounts deducted and added to calculate Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the Non-PEO NEOs.

	PEO			Average for Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
Total compensation per Summary Compensation Table (“SCT”)	$888,391	$722,253	$646,206	$511,960	$422,686	$401,701
Less the value of stock grants reported in the SCT, respectively	$157,136	$94,068	$91,200	$66,011	$40,200	$38,975
Plus year-end value of stock grants awarded in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year	$114,440	$92,148	$114,405	$48,897	$39,378	$56,391
Plus the change in fair value of prior year awards that are outstanding and unvested as of the end of the covered fiscal year	$44,951	$1,955	$10,098	$10,425	$465	$10,494
Plus the change in fair value as of the vesting date of prior year awards that vested at the end of or during the covered fiscal year	$(18,280)	$(6,926)	$(930)	$(8,205)	$(4,467)	$(930)
Compensation actually paid for year shown	$872,366	$715,362	$678,579	$497,066	$417,862	$428,680

Non-PEO NEO Average Total Compensation Amount	$ 511,960	422,686	401,701
Non-PEO NEO Average Compensation Actually Paid Amount	$ 497,066	417,862	428,680
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The table below details amounts deducted and added to calculate Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the Non-PEO NEOs.

	PEO			Average for Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
Total compensation per Summary Compensation Table (“SCT”)	$888,391	$722,253	$646,206	$511,960	$422,686	$401,701
Less the value of stock grants reported in the SCT, respectively	$157,136	$94,068	$91,200	$66,011	$40,200	$38,975
Plus year-end value of stock grants awarded in the covered fiscal year that are unvested and outstanding as of the end of the covered fiscal year	$114,440	$92,148	$114,405	$48,897	$39,378	$56,391
Plus the change in fair value of prior year awards that are outstanding and unvested as of the end of the covered fiscal year	$44,951	$1,955	$10,098	$10,425	$465	$10,494
Plus the change in fair value as of the vesting date of prior year awards that vested at the end of or during the covered fiscal year	$(18,280)	$(6,926)	$(930)	$(8,205)	$(4,467)	$(930)
Compensation actually paid for year shown	$872,366	$715,362	$678,579	$497,066	$417,862	$428,680

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative Total Shareholder Return (TSR). From 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 5% and decreased by 3%, respectively, compared to a 5% increase in our TSR over the same time period. From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 22% and 19%, respectively, compared to a 26% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. From 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 5% and decreased by 3%, respectively, compared to a 10% decrease in our Net Income over the same time period. From 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 22% and 19%, respectively, compared to a 26% increase in our Net Income over the same time period.

Total Shareholder Return Amount	$ 135.6	107.4	102.02
Net Income (Loss)	$ 26,727,000	$ 21,261,000	$ 23,640,000
PEO Name	Mr. Potes	Mr. Potes	Mr. Potes
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (157,136)	$ (94,068)	$ (91,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,440	92,148	114,405
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,951	1,955	10,098
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,280)	(6,926)	(930)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,011)	(40,200)	(38,975)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,897	39,378	56,391
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,425	465	10,494
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,205)	$ (4,467)	$ (930)